Amounts receivable	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
Amounts receivable	6Amounts receivable
	2020	2019
	$	$

Amounts due from government assistance and government loans	1,322	-
Sales tax receivable	481	406
Revenue from subcontracts	-	45
Other	209	394
	2,012	845